RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

20.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers or service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director; Shareholder of the Group
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Huamai (Guangzhou) Hotel Management Co., Ltd. (“Huamai”)	Hotel management company	Equity method investee of the Group
Azure Hospitality Fund I Limited Partnership (LLP) (“Azure”)	Fund	Equity method investee of the Group

(a) Related party balances

Amounts due from related parties consist of the following:

	As of December 31,
	2023	2024
Trip.com	174	284
Lianquan	45	49
Huamai	22	26
Cjia Group	9	15
Zhuchuang	14	14
Others	34	24
Allowance for expected credit losses	(63)	(64)
Total	235	348

Amounts due to related parties consist of the following:

	As of December 31,
	2023	2024
Trip.com	48	41
Cjia Group	16	14
Others	13	19
Total	77	74

(b) Related party transactions

During the years ended December 31, 2022, 2023 and 2024, significant related party transactions were as follows:

	Years Ended December 31,
	2022	2023	2024
Commission expenses to Trip.com	55	260	297
Lease expenses to Trip.com	19	19	19
Lease expenses to Cjia Group	31	37	36
Goods sold and service provided to Cjia Group	4	17	32
Service fee from Trip.com	93	112	146
Service fee from Sheen Star	4	5	—
Service fee from Azure	5	17	21
Sublease income from Lianquan	12	10	11
Sublease income from Cjia Group	5	5	6
Interest income from Sheen Star	—	10	—